S000062159 [Member] Expense Example - iShares ESG Aware U.S. Aggregate Bond ETF - iShares ESG Aware U.S. Aggregate Bond ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Expense Example, with Redemption, 10 Years	$ 128